1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main
+1 202 261 3333 Fax
www.dechert.com

Thomas Friedmann

thomas.friedmann@dechert.com
+1 202 261 3313 Direct
+1 202 261 3016 Fax

June 6, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

Re:         Eagle Point Credit Company LLC

Ladies and Gentlemen:

On behalf of Eagle Point Credit Company LLC (the “Registrant”), a closed-end management investment company, electronically transmitted for filing is the Registrant’s initial registration statement on Form N-2 under the Investment Company Act of 1940, as amended, and Securities Act of 1933, as amended, with exhibits (the “Registration Statement”). The Registrant is also filing a Notice of Registration on Form N-8A concurrently with this filing. Immediately prior to filing the Registration Statement and as described in the Registration Statement, the Registrant’s parent company, Eagle Point Credit Partners Sub Ltd., contributed certain CLO securities and related investments to the Registrant in exchange for 2,500,000 units representing all of the limited liability company interests in the Registrant. Information related to the contributed investments not currently included in the Registration Statement will be completed and filed in a pre-effective amendment to the Registration Statement and the second quarter financial statements of the Registrant will reflect such investments. Registration fees in the amount of $128.80 have been submitted in connection with this filing.

Please direct any questions concerning the filing to the undersigned at 202-261-3313 or Allison M. Fumai at 212-698-3526.

Very truly yours,

/s/ Thomas J. Friedmann